Shareholders' Equity	9 Months Ended
Mar. 28, 2025
Share-Based Payment Arrangement [Abstract]
Shareholders' Equity
Note 12. Shareholders’ Equity
Prior to the separation, certain employees participated in
WDC’s
stock incentive plans (the “WDC Plans”), whereby all awards granted under the plans consisted of WDC common stock. The Stock-based compensation expense recognized in the Company’s Condensed Consolidated Financial Statements was determined based upon employees who participated in the WDC Plans and exclusively supported the Company’s operations, as well as an allocation of WDC’s corporate and shared employee stock-based compensation expenses.

In connection with the separation, all outstanding RSU and PSU awards held by former employees of WDC and its affiliates, who became Sandisk employees after the separation, were adjusted pursuant to conversio
n
 ratios determined in accordance with the terms of the Employee Matters Agreement. Outstanding RSU and PSU awards held by employees in the positions of Vice President and above as of the separation date were converted into RSU or PSU awards of Sandisk shares and RSU awards of WDC shares on a ratio of one-third
(1/3) of one share of the Company’s common stock for each WDC award held by each such employee. For all other employees, the value of the converted RSU awards was designed to preserve the aggregate intrinsic value of the award immediately after the separation when compared to the aggregate intrinsic value of those award immediately prior to separation. Pursuant to the Employee Matters Agreement, the converted awards shall generally continue to be subject to the same terms and conditions as were applicable to the original WDC awards, including with respect to vesting, except as described in the Employee Matters Agreement. As a result of the conversion, the
Company
will incur approximately $41 million of incremental stock-based compensation expense over the remaining service period for the awards. Of this amount, $5 million were recognized during the quarter ended March 28, 2025, and approximately $36 million will be recognized over the awards’ remaining service periods.
Additionally, the Company adopted the following incentive plans for Sandisk employees: (i) Sandisk Corporation 2025 Long-Term Incentive Plan (the “2025 Long-Term Incentive Plan”), and (ii) Sandisk Corporation 2025 Employee Stock Purchase Plan. Grants of equity awards made after the separation to our executive officers and other employees will be made under the 2025 Long-Term Incentive Plan, which became effective on January 25, 2025.
After the separation, certain employees of the Company participate in stock incentive plans which allow for stock-based compensation in a number of forms, including RSU awards, PSU awards, and an employee stock purchase plan (“ESPP”).

Restricted and Performance Stock Unit Awards
The fair value of an RSU award equals the closing share price on the grant date of the award. The fair value of a PSU award containing a market condition is estimated using a Monte Carlo simulation on the grant date. The expense associated with these awards is recognized over their requisite service period, usually four years for RSUs and three years for PSUs.
The following table summarizes RSU and PSU award activity under the Company’s incentive plans during the nine months ended March 28, 2025:

	Number of Shares	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value at Vest Date
	(in millions)
RSUs and PSUs outstanding at June 28, 2024	—	$—	$—
Awards converted from Western Digital Corporation Plans (1)	6.4	35.32	—
Granted	0.1	54.53	—
Issued	(0.4)	31.66	21.93

RSUs and PSUs outstanding at March 28, 2025	6.1	$35.95	$21.93

(1)	This amount excludes 3.1 million of WDC equity awards held by Sandisk employees, which upon vesting will be issued in WDC shares instead of the Company’s shares.
RSUs and PSUs are generally settled in an equal number of shares of the Company’s common stock upon vesting. Forfeitures are recognized as they occur.

Compensation cost related to unvested RSUs, PSUs, and rights to purchase shares of common stock under the ESPP are amortized on a straight-line basis over the remaining service period. The following table presents the unamortized compensation cost and weighted average service period of all unvested outstanding awards as of March 28, 2025:

	Unamortized Compensation Costs	Weighted average service period
	(in millions)	(years)
RSUs and PSUs	$269	2.39

Total unamortized compensation cost	$269	2.39

Employee Stock Purchase Plan
We have an ESPP under which our stockholders have approved an aggregate of approximately 4.3 million shares of common stock for issuance to eligible employees. The fair value of the award at the grant date is based on the Black-Scholes valuation model. The plan permits eligible employees to purchase common stock, through payroll deductions, at 95% of the fair market value of a share of common stock on the first day of the
24-month
offering period in which the employees are participating or 95% of the fair market value of a share of common stock on the applicable exercise date, whichever is lower. Rights to purchase shares are granted during the second and fourth quarters of each fiscal year.

Stock-based Compensation Expense
The following tables present the Company’s stock-based compensation for equity-settled awards by type, financial statement line, and the related tax benefit included in the Company’s Condensed Consolidated Statements of Operations:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
RSUs and PSUs	$124	$102
ESPP	9	13

Total	$133	$115

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Cost of revenue	$12	$15
Research and development	60	54
Selling general, and administrative	61	46

Subtotal	$133	$115
Tax benefit	(26)	(15)

Total	$107	$100

Any shortfalls or excess windfall tax benefits and tax deficiencies for shortfalls related to the vesting and exercise of stock-based awards, which are recognized as a component of the Company’s Income tax expense, were not material for the periods presented.